CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)

Shares		Value
Common Stock — 98.0%
Consumer Discretionary — 7.9%
Consumer Durables & Apparel — 1.7%
34,557	G-III Apparel Group Ltd.[1]	$453,042

Consumer Services — 1.6%
10,444	ServiceMaster Global Holdings, Inc.[1]	416,507

Retailing — 4.6%
24,592	LKQ Corp.[1]	681,936
1,351	RH1,2	516,920

		1,198,856

Total Consumer Discretionary		2,068,405

Consumer Staples — 10.1%
Food, Beverage & Tobacco — 6.8%
25,233	Nomad Foods Ltd.[1]	642,937
78,871	Primo Water Corp.	1,119,968

		1,762,905

Household & Personal Products — 3.3%
46,580	elf Beauty, Inc.[1]	855,675

Total Consumer Staples		2,618,580

Energy — 1.4%
Energy Equipment & Services — 1.4%
46,846	ChampionX Corp.[1]	374,299

Financials — 19.6%
Banks — 8.6%
17,733	BancorpSouth Bank	343,665
33,403	BankUnited, Inc.	731,860
69,667	Investors Bancorp, Inc.	505,782
6,680	JPMorgan Chase & Co.	643,084

		2,224,391

Diversified Financials — 2.2%
9,608	State Street Corp.	570,043

Insurance — 8.8%
12,804	American Financial Group, Inc.	857,612
25,759	American International Group, Inc.	709,145
11,920	W.R. Berkley Corp.	728,908

		2,295,665

Total Financials		5,090,099

Health Care — 12.6%
Health Care Equipment & Services — 6.8%
39,768	Churchill Capital Corp. III — Class A1,2	407,622
3,906	Danaher Corp.	841,079
20,860	Envista Holdings Corp.[1]	514,825

		1,763,526

Pharmaceuticals, Biotechnology & Life Sciences — 5.8%
37,117	Avantor, Inc.[1]	834,761

Shares		Value
Health Care — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
4,658	Johnson & Johnson	$693,483

		1,528,244

Total Health Care		3,291,770

Industrials — 17.6%
Capital Goods — 11.7%
20,505	Kaman Corp.	799,080
8,356	Otis Worldwide Corp.	521,581
9,594	Regal Beloit Corp.	900,589
6,582	Valmont Industries, Inc.	817,353

		3,038,603

Commercial & Professional Services — 2.9%
24,352	Clarivate PLC[1,3]	754,668

Transportation — 3.0%
21,859	Kirby Corp.[1]	790,640

Total Industrials		4,583,911

Information Technology — 14.5%
Semiconductors & Semiconductor Components — 2.1%
1,508	Broadcom, Inc.	549,394

Semiconductors & Semiconductor Equipment — 4.1%
8,004	Cree, Inc.[1]	510,175
5,329	Microchip Technology, Inc.	547,608

		1,057,783

Software & Services — 8.3%
3,274	Microsoft Corp.	688,621
7,495	PTC, Inc.[1]	619,986
14,025	Tenable Holdings, Inc.[1]	529,444
3,690	Unity Software, Inc.[1]	322,063

		2,160,114

Total Information Technology		3,767,291

Materials — 2.0%
Chemicals — 2.0%
6,240	RPM International, Inc.	516,922

Real Estate — 4.5%
Office REIT’s — 1.9%
17,364	Cousins Properties, Inc.	496,437

Specialized REIT’s — 2.6%
899	Equinix, Inc.	683,357

Total Real Estate		1,179,794

Telecommunication Services — 2.0%
Diversified Telecommunication Services — 2.0%
51,205	Vonage Holdings Corp.[1]	523,827

Utilities — 5.8%
Electric Utilities — 3.0%
2,824	NextEra Energy, Inc.	783,830

CRM Funds 1

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2020 (Unaudited)

Shares		Value
Utilities — (continued)
Gas Utilities — 2.8%
7,519	Atmos Energy Corp.	$718,741

Total Utilities		1,502,571

Total Common Stock (Cost $23,145,556)		25,517,469

Short-Term Investments — 2.2%
282,770	Blackrock Liquidity Funds T-Fund — Institutional Shares, 0.02%[4]	282,770
282,770	Federated Hermes Treasury Obligations Fund — Institutional Series, 0.02%[4]	282,770

Total Short-Term Investments (Cost $565,540)		565,540

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.2% (Cost $23,711,096)		26,083,009

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 3.6%
Repurchase Agreements — 3.6%
$944,660	With National Bank Financial: at 0.14%, dated 09/30/20, to be repurchased on 10/01/20, repurchase price $944,664 (collateralized by US Treasury Securities, par values ranging from $0 - $176,566, coupon rates ranging from 0.00% to 6.75%, 10/01/20 - 09/09/49; total market value $963,553)
Total Repurchase Agreements		$944,660

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $944,660)		944,660

Total Investments — 103.8% (Cost $24,655,756)		27,027,669	[5]
Liabilities in Excess of Other Assets — (3.8)%		(981,796)

Total Net Assets — 100.0%		$26,045,873

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]

At September 30, 2020, the market value of securities on loan for the CRM All Cap Value Fund was $924,542. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities. For additional information about security lending disclosure, refer to the Fund’s most recent semi or annual report.

CRM Funds 2